Income Taxes - Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 92,050	$ 88,548
Gross increase for tax positions of current year	12,830	11,743
Gross increase for tax positions of prior years	72	4,393
Gross decrease for tax positions of prior years	(497)	(12,634)
Unrecognized tax benefits balance at end of year	$ 104,455	$ 92,050